SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - March G L [Member] - USD ($)	3 Months Ended	9 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
Cash equivalents	$ 0	$ 0
Research and development costs	$ 0	0
Net loss		4,279,487
Operating expenses		$ 4,279,487